Tax charge from continuing operations (Tables)	12 Months Ended
Dec. 31, 2019
Tax charge from continuing operations
Schedule of total tax charge for by nature of continuing operations in the income statement

	2019 $m			2018 $m	2017 $m
	Current	Deferred
Tax charge	tax	tax	Total	Total	Total
Attributable to shareholders:
Asia operations	(306)	(162)	(468)	(369)	(326)
US operations	(307)	652	345	(340)	(655)
Other operations	182	(28)	154	140	141
Tax (charge) credit attributable to shareholders' returns	(431)	462	31	(569)	(840)
Attributable to policyholders:
Asia operations	(130)	(235)	(365)	(107)	(321)
Total tax (charge) credit	(561)	227	(334)	(676)	(1,161)

Schedule of components total tax charge

	2019 $m	2018 $m	2017 $m
Current tax expense:
Corporation tax	(589)	(380)	(165)
Adjustments in respect of prior years	28	15	48
Total current tax charge	(561)	(365)	(117)

Deferred tax arising from:
Origination and reversal of temporary differences	235	(331)	(470)
Impact of changes in local statutory tax rates	7	11	(574)
Credit in respect of a previously unrecognised tax loss, tax credit or temporary difference from a prior period	(15)	9	—
Total deferred tax credit (charge)	227	(311)	(1,044)
Total tax charge	(334)	(676)	(1,161)

Schedule of shareholder profit and tax charge from continuing operations

	2019					2018		2017

				Total	Percentage	Total	Percentage	Total	Percentage
	Asia	US	Other*	attributable to	impact on	attributable to	impact on	attributable to	impact on
	operations	operations	operations	shareholders	ETR	shareholders	ETR	shareholders	ETR
	$m	$m	$m	$m	%	$m	%	$m	%
Adjusted IFRS operating profit (loss) based on longer-term investment returns	3,276	3,070	(1,036)	5,310	—	4,409	—	4,378
Non-operating profit (loss)	917	(3,795)	(510)	(3,388)	—	(959)	—	(1,790)
Profit (loss) before tax	4,193	(725)	(1,546)	1,922	—	3,450	—	2,588
Expected tax rate:	20%	21%	19%	20%		22%		27%
Tax at the expected rate	839	(152)	(294)	393	20.4%	759	22.0%	701	27.1%
Effects of recurring tax reconciliation items:
Income not taxable or taxable at concessionary rates	(94)	(29)	(3)	(126)	(6.6)%	(71)	(2.1)%	(115)	(4.4)%
Deductions not allowable for tax purposes	40	10	5	55	2.9%	69	2.0%	54	2.1%
Items related to taxation of life insurance businessesnote (i)	(192)	(125)	–	(317)	(16.5)%	(128)	(3.7)%	(425)	(16.4)%
Deferred tax adjustments	(28)	(1)	(4)	(33)	(1.7)%	(55)	(1.6)%	29	1.1%
Unrecognised tax losses note (ii)	–	–	46	46	2.4%	—	—	—	—
Effect of results of joint ventures and associatesnote (iii)	(100)	–	–	(100)	(5.2)%	(83)	(2.4)%	(67)	(2.6)%
Irrecoverable withholding taxesnote (iv)	–	–	59	59	3.1%	63	1.8%	70	2.7%
Other	5	5	3	13	0.7%	9	0.3%	(15)	(0.6)%
Total	(369)	(140)	106	(403)	(20.9)%	(196)	(5.7)%	(469)	(18.1)%

Effects of non-recurring tax reconciliation items:
Adjustments to tax charge in relation to prior years	4	(53)	(18)	(67)	(3.5)%	(4)	(0.1)%	(27)	(1.0)%
Movements in provisions for open tax mattersnote (v)	17	—	(18)	(1)	(0.0)%	10	0.3%	57	2.2%
Demerger related activitiesnote (vi)	—	—	76	76	4.1%	—	—	—	—
Impact of US tax reform	—	—	—	—	—	—	—	573	22.1%
Adjustments in relation to business disposals	(23)	—	(6)	(29)	(1.4)%	—	—	5	0.2%
Total	(2)	(53)	34	(21)	(1.1)%	6	0.2%	608	23.5%
Total actual tax charge (credit)	468	(345)	(154)	(31)	(1.6)%	569	16.5%	840	32.5%
Analysed into:

Tax on adjusted IFRS operating profit (loss) based on longer-term investment returns	436	437	(100)	773	—	666	—	922	—
Tax on non-operating profit (loss)	32	(782)	(54)	(804)	—	(97)	—	(82)	—
Actual tax rate on:
Adjusted IFRS operating profit (loss) based on longer-term investment returns:
Including non-recurring tax reconciling items	13%	14%	10%	15%	—	15%	—	21%	—
Excluding non-recurring tax reconciling items	13%	16%	10%	15%	—	15 note (vii)%	—	20 note (vii)%	—
Total profit (loss)	11%	48%	10%	(2)%	—	16 note (vii)%	—	32 note (vii)%	—
*	Other operations include restructuring costs.

Notes

(i)

The $125 million (2018: $111 million; 2017: $307 million) reconciling item in US operations reflects the impact of the dividend received deduction on the taxation of profits from variable annuity business. The principal reason for the increase in the Asia operations reconciling items from $17 million in 2018 to $192 million in 2019 reflects an increase in investment gains in Hong Kong which are not taxable due to the taxable profit being computed as 5 per cent of net insurance premiums.

(ii)

The $46 million adverse reconciling item in unrecognised tax losses reflects losses arising after the demerger of the Group’s UK and Europe operations where it is unlikely that relief for the losses will be available in future periods.

(iii)

Profit before tax includes Prudential’s share of profit after tax from the joint ventures and associates. Therefore, the actual tax charge does not include tax arising from profit or loss of joint ventures and associates and is reflected as a reconciling item.

(iv)

The $59 million (2018: $63 million; 2017: $70 million) adverse reconciling items reflects local withholding taxes on dividends paid by certain non-UK subsidiaries, principally Indonesia, to the UK. The dividends are exempt from UK tax and consequently the withholding tax cannot be offset against UK tax payments.

(v)

The complexity of the tax laws and regulations that relate to our businesses means that from time to time we may disagree with tax authorities on the technical interpretation of a particular area of tax law. This uncertainty means that in the normal course of business the Group will have matters where, upon ultimate resolution of the uncertainty, the amount of profit subject to tax may be greater than the amounts reflected in the Group’s submitted tax returns. The statement of financial position contains the following provisions in relation to open tax matters.

$m
Balance at beginning of year	190
Movements in the current year included in:
Tax charge attributable to shareholders	(1)
Other movements*	9
Balance at end of year	198
*	Other movements include interest arising on open tax matters and amounts included in the Group’s share of profits from joint ventures and associates, net of related tax.

(vi)

The $76 million adverse reconciling items in Demerger related activities relates to non-tax deductible costs incurred in preparation for, or as a result of, the demerger of the Group’s UK and Europe operations.

(vii)	2018 and 2017 actual tax rate of the relevant business operations are shown below:

	2018
	Asia	US	Other	Total attributable to
	operations	operations	operations	shareholders
Adjusted IFRS operating profit based on longer-term investment returns	14%	16%	14%	15%
Profit before tax	17%	15%	13%	16%

	2017
	Asia	US	Other	Total attributable to
	operations	operations	operations	shareholders
Adjusted IFRS operating profit based on longer-term investment returns	14%	25%	13%	21%
Profit before tax	12%	67%	14%	32%

Schedule of movements in provisions for open tax matters

$m
Balance at beginning of year	190
Movements in the current year included in:
Tax charge attributable to shareholders	(1)
Other movements*	9
Balance at end of year	198

Other movements include interest arising on open tax matters and amounts included in the Group’s share of profits from joint ventures and associates, net of related tax.

Schedule of tax rate of relevant business operations

	2017
	Asia	US	Other	Total attributable to
	operations	operations	operations	shareholders
Adjusted IFRS operating profit based on longer-term investment returns	14%	25%	13%	21%
Profit before tax	12%	67%	14%	32%